Schedule of condensed statement of cash flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 5,070	¥ 35,461	¥ 20,186	¥ (36,408)
Net cash used in investing activities	(15,339)	(107,266)	(79,948)	(12,097)
Net cash provided by financing activities	10,235	71,576	60,746	29,422
Effect of exchange rate changes on cash and cash equivalents	(159)	(1,127)	454	(8)
Net (decrease)/increase in cash, cash equivalents and restricted cash:	(193)	(1,356)	1,438	(19,091)
Cash, cash equivalents and restricted cash at the beginning of year	4,527	31,661	30,223	49,314
Cash, cash equivalents and restricted cash at the end of year	4,334	30,305	31,661	30,223
Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(1,210)	(8,458)	(24,691)
Net cash used in investing activities	(5,800)	(40,560)
Net cash provided by financing activities	6,241	43,644	38,520
Effect of exchange rate changes on cash and cash equivalents	(399)	(2,789)	483
Net (decrease)/increase in cash, cash equivalents and restricted cash:	(1,168)	(8,163)	14,312
Cash, cash equivalents and restricted cash at the beginning of year	2,047	14,312
Cash, cash equivalents and restricted cash at the end of year	$ 879	¥ 6,149	¥ 14,312